DEFERRED TAX (Details) - Narrative - GBP (£)		3 Months Ended	12 Months Ended
	Apr. 01, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DEFERRED TAX (Details) - Narrative [Line Items]
Applicable tax rate (in percent)	17.00%	19.00%
Decrease in accumulated deferred tax recognised in other comprehensive income due to change in tax rate			£ (350,000,000)	£ 6,000,000	£ (32,000,000)
Income statement, effect of remeasurement of deferred tax utilisation			51,000,000
Write-off on capital tax losses (in percent)				50.00%
Deferred tax assets			2,741,000,000	£ 2,666,000,000
Recognised in respect of future tax benefit
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets			85,000,000	24,000,000
Life assurance
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration			414,000,000	254,000,000
UK
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration			114,000,000	48,000,000
Current tax expense (income)			582,000,000
Foreign country
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets			0
Deferred tax assets operating loss carry forwards not subject to expiration			46,000,000	46,000,000
Trading losses | 20 years
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards subject to expiration			£ 41,000,000	35,000,000
Deferred tax assets, expiration term			20 years
Trading losses | Trading losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration			£ 48,000,000	45,000,000
UK corporation tax:
DEFERRED TAX (Details) - Narrative [Line Items]
Increase (decrease) in deferred tax liability (asset)			63,000,000
Increase in deferred tax expense due to rate regulation			47,000,000
Other comphrensive income, effect of remeasurement of deferred tax utilisation			16,000,000
Current tax expense (income)			£ 480,000,000	£ 1,389,000,000	£ 1,280,000,000